Shareholders' equity (Tables)	6 Months Ended
Jun. 30, 2021
Shareholders' equity.
Schedule of treasury shares held

Shares to be allocated as part of performance share grant plans
including the 2019 Plan	99,750
including other Plans	74,675
Total Treasury shares	174,425

Schedule of information about dividends paid

Dividend 2020	First interim	Second interim	Third interim	Final
Amount	€ 0.66	€ 0.66	€ 0.66	€ 0.66
Set date	May 4, 2020	July 29, 2020	October 29, 2020	May 28, 2021
Ex-dividend date	September 25, 2020	January 4, 2021	March 25, 2021	June 24, 2021
Payment date	October 2, 2020	January 11, 2021	April 1, 2021	July 1, 2021

Dividend 2021	First interim	Second interim
Amount	€ 0.66	€ 0.66
Set date	April 28, 2021	July 28, 2021
Ex-dividend date	September 21, 2021	January 3, 2022
Payment date	October 1, 2021	January 13, 2022

Detail of other comprehensive income

(M$)	1st half 2021	1st half 2020
Actuarial gains and losses	449	(223)

Change in fair value of investments in equity instruments	68	(74)

Tax effect	(154)	86
Currency translation adjustment generated by the parent company	(2,934)	(196)
Sub-total items not potentially reclassifiable to profit and loss	(2,571)	(407)

Currency translation adjustment	1,777	(940)
- unrealized gain/(loss) of the period	1,898	(907)
- less gain/(loss) included in net income	121	33

Cash flow hedge	80	(1,293)
- unrealized gain/(loss) of the period	(56)	(1,317)
- less gain/(loss) included in net income	(136)	(24)

Variation of foreign currency basis spread	(4)	70
- unrealized gain/(loss) of the period	(29)	42
- less gain/(loss) included in net income	(25)	(28)

Share of other comprehensive income of equity affiliates, net amount	451	(927)
- unrealized gain/(loss) of the period	449	(936)
- less gain/(loss) included in net income	(2)	(9)

Other	-	3

Tax effect	(57)	367
Sub-total items potentially reclassifiable to profit and loss	2,247	(2,720)
Total other comprehensive income, net amount	(324)	(3,127)

Tax effects relating to each component of other comprehensive income are as follows:

	1st half 2021			1st half 2020
	Pre-tax			Pre-tax
(M$)	amount	Tax effect	Net amount	amount	Tax effect	Net amount
Actuarial gains and losses	449	(141)	308	(223)	56	(167)
Change in fair value of investments in equity instruments	68	(13)	55	(74)	30	(44)
Currency translation adjustment generated by the parent company	(2,934)	-	(2,934)	(196)	-	(196)
Sub-total items not potentially reclassifiable to profit and loss	(2,417)	(154)	(2,571)	(493)	86	(407)
Currency translation adjustment	1,777	-	1,777	(940)	-	(940)
Cash flow hedge	80	(55)	25	(1,293)	389	(904)

Variation of foreign currency basis spread	(4)	(2)	(6)	70	(22)	48
Share of other comprehensive income of equity affiliates, net amount	451	-	451	(927)	-	(927)
Other	-	-	-	3	-	3
Sub-total items potentially reclassifiable to profit and loss	2,304	(57)	2,247	(3,087)	367	(2,720)
Total other comprehensive income	(113)	(211)	(324)	(3,580)	453	(3,127)